Document and Entity Information	Dec. 09, 2019
Cover [Abstract]
Entity Registrant Name	CENTURYLINK, INC
Amendment Flag	false
Entity Central Index Key	0000018926
Document Type	8-K
Document Period End Date	Dec. 09, 2019
Entity Incorporation State Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	(318)
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	CTL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false